Gross Realized Gains and Gross Realized Losses from Sales of Available for Sale Debt Securities and Dividends and Interest on Such Securities (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2021 INR (₨)	Mar. 31, 2021 USD ($)	Mar. 31, 2020 INR (₨)	Mar. 31, 2019 INR (₨)
Schedule of Available-for-sale Securities [Line Items]
Gross realized gains on sale	₨ 56,439.4	$ 771.8	₨ 26,128.1	₨ 3,788.1
Gross realized losses on sale	(514.2)	(7.2)	(301.9)	(1,192.1)
Realized gains (losses), net	55,925.2	764.6	25,826.2	2,596.0
Dividends and interest	226,690.9	3,099.4	198,383.2	190,992.5
Total	₨ 282,616.1	$ 3,864.0	₨ 224,209.4	₨ 193,588.5